Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents	$ 9,196,892	$ 14,399,904
Trade and other receivables	61,321	4,829,497
Other current assets	578,136	631,769
Total Current Assets	9,836,349	19,861,170
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$355,955 and A$329,824 respectively	39,503	48,748
Right-of-use assets net of accumulated depreciation of A$215,875	31,866
Total Non-Current Assets	71,369	48,748
Total Assets	9,907,718	19,909,918
Current Liabilities
Trade and other payables	2,069,604	2,718,174
Provisions	612,039	601,995
Lease liabilities	32,879
Total Current Liabilities	2,714,522	3,320,169
Non-Current Liabilities
Provisions	41,514	34,976
Lease liabilities	868
Total Non-Current Liabilities	42,382	34,976
Total Liabilities	2,756,904	3,355,145
Net Assets	7,150,814	16,554,773
Equity
Issued capital 2020: 1,037,358,032 fully paid ordinary shares Nil options over fully paid ordinary shares 2019: 860,837,432 fully paid ordinary shares Nil options over fully paid ordinary shares	160,703,754	156,632,636
Reserves	866,121	1,158,975
Accumulated deficit during the development stage	(154,419,061)	(141,236,838)
Total Equity	$ 7,150,814	$ 16,554,773